Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			12 Months Ended
	Feb. 27, 2009	Dec. 31, 2013	Dec. 31, 2012	Jun. 12, 2003 InsuranCenter of Alpena	Dec. 31, 2013 Lower Range Core Deposits	Dec. 31, 2013 Upper Range Core Deposits	Dec. 31, 2013 Land Improvements Lower Range	Dec. 31, 2013 Land Improvements Upper Range	Dec. 31, 2013 Buildings Lower Range	Dec. 31, 2013 Buildings Upper Range	Dec. 31, 2013 Equipment Lower Range	Dec. 31, 2013 Equipment Upper Range
Useful lives of property and equipment							7 years	10 years	7 years	40 years	3 years	10 years
Useful lives of intangible assets					10 years	15 years
Ownership interest				100.00%
Goodwill	$ 600
Discount rate	6.00%
Deferred tax valuation allowance		3,223	3,166
Deferred tax asset, net		799	331
Stock-based compensation expense			$ 2
Antidilutive options		150,030